ADMINISTRATION OF PLAN ASSETS	12 Months Ended
Mar. 31, 2026
EBP 016
EBP, Description of Plan [Line Items]
ADMINISTRATION OF PLAN ASSETS	DESCRIPTION OF PLAN
    The following brief description of the Columbus McKinnon Corporation Employee Stock Ownership Plan (ESOP or the Plan) is provided for general information purposes only. Participants should refer to plan documents for complete information.

Columbus McKinnon Corporation (the Company) established the Plan effective as of November 1, 1988. The Plan operates, in relevant parts, as an employee stock ownership plan and is designed to comply with section 4975(e)(7) and the regulations thereunder of the Internal Revenue Code of 1986, as amended (Code) and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Individuals appointed by the Company’s Board of Directors act as trustees to the Plan (the Trustee).

The Plan purchased Company common shares at various times and holds the stock in a trust established under the Plan. All shares were fully vested at March 31, 2026 and 2025. In August, 2025, the Board of Directors of Columbus McKinnon Corporation adopted resolutions to terminate the Columbus McKinnon Corporation Employee Stock Ownership Plan (the Plan). The Plan has been formally amended to adopt such resolution to terminate the Plan effective August 4, 2025. The ESOP previously became closed to new participants effective January 1, 2012. The final ESOP allocation was made to ESOP participants as of March 31, 2015, and all participants were 100% vested in their respective ESOP account balance as of that date. As a result of the ESOP termination, the vested account balance of each ESOP participant was distributed to such ESOP participants, who had the option either to have their vested account balance distributed to them directly or have their vested account balance rolled over to the Company's qualified 401(k) plan, an individual retirement account or other eligible retirement plan. As of March 31, 2026, all plan assets have been distributed in conjunction with the termination and liquidation of the plan.

A summary of the ESOP’s provisions is as follows:

Eligibility
Substantially all of the domestic nonunion employees of the Company and its domestic subsidiaries who have attained age 21 and have completed one year of service (minimum of 1,000 hours) are eligible to participate in the ESOP.

Effective December 31, 2011, the Plan was amended so that the term “eligible employee,” does not include any individual who is hired after December 31, 2011.

Contributions
Each plan year (each 12-month period ending March 31, prior to the Plan paying off a loan payable on July 1, 2014), the Company contributed to the ESOP for each participant (a) who was actively employed as an employee on December 31 and who earned at least 1,000 hours of service as an employee in the calendar year ending December 31, or (b) who terminated employment on or after January 1 during a plan year after attaining age 55 and completing at least five years of eligibility service. The final share allocation occurred during the year ended March 31, 2015; there will not be any further share contributions to the Plan. Contribution allocations are made in shares of Columbus McKinnon Corporation stock. Columbus McKinnon Corporation is the Plan sponsor, and therefore, these transactions and related dividend income qualify as party-in-interest transactions.

Vesting
All participant accounts were 100% vested effective December 31, 2014.

Payment of Benefits
Prior to the termination of the Plan, upon a participant’s termination, the value of his or her account was distributed if the value of the account was less than $1,000 or, at the participant’s option, either immediately or at any valuation date until retirement, as provided in the ESOP. A retiree may elect to defer distribution up to 73 years of age. The account of a participant who was not a 5% owner and who had not separated from service but had attained the age of 73 commenced distribution unless the participant elected to defer distribution until employment ceased. Valuation dates for distributions were September 30 or March 31.
During the year ended March 31, 2026, $2,013,412 which includes 104,505 shares, was distributed to vested participants in cash and stock certificates ($750,387 or 16,769 shares, distributed during the year ended March 31, 2025). As of March 31, 2025, $185,621 is included in the ESOP assets for terminated participants who had requested distributions and were awaiting the updated valuation at March 31, 2025, to receive them. No such amounts existed at March 31, 2026. Transfer to other qualified plans represent participant rollovers to another qualified retirement plan sponsored by Columbus McKinnon Corporation as part of the liquidation.

Participant Accounts
The Plan is a defined contribution plan under which a separate individual account was maintained for each participant. Prior to the Plan's termination, participant accounts were appropriately adjusted to reflect any increase or decrease in the fair market value of the Plan’s assets during the period.

Dividends
Dividends paid on stock allocated to a participant’s stock account will be allocated to the participant’s nonstock account. During the years ended March 31, 2026 and 2025 respectively, dividends of $37,700 and $40,692 were paid on the Company’s common stock, including shares held by the Plan.

Voting Rights
Each participant was entitled to exercise voting rights attributable to the shares were allocated to his or her account and was notified by the trustee prior to the time that such rights were to be exercised. The trustee was not permitted to vote any allocated share for which instructions had not been given by a participant.

Put Option
Pursuant to Federal income tax requirements, the Plan contained a put option that was exercisable by plan participants in situations where Company stock was no longer traded on an established securities market. Specifically, the put option provided participants with the right to require that the Company buy any shares of its stock distributed to participants when there was no market for the trading of such shares. The price paid in the event the put option was exercised was representative of the fair market value of such stock. If the distribution was a total distribution of the participant’s account, payment was made in five substantially equal annual payments, including interest. If the distribution was not a total distribution, payment was required to be made no later than 30 days after the participant exercises the put option.

Diversification
In accordance with the Plan document, employees who had attained 55 years of age and ten years of participation in the Plan had the option to diversify the investments in their stock accounts by selling a specified percentage of their shares at the current market value and transferring the sale proceeds to another defined contribution plan maintained by the Company. Diversification was offered to each eligible participant over a six-year period. In each of the first five years, a participant could diversify up to 25 percent of the number of post-1986 shares allocated to his or her account, less any shares previously diversified. In the sixth year, the percentage changes to 50 percent. The number of shares elected to be sold for diversification totaled 0 and 457 at March 31, 2026 and 2025, respectively. These diversification sales resulted in transfers being made to the Company’s Thrift 401(k) Plan totaling $0 and $16,106 for the years ended March 31, 2026 and 2025, respectively.

Plan Termination
On August 4, 2025, the Company adopted a resolution to terminate the Plan. In accordance with the terms of the Plan, all affected participants became fully vested in their account balances upon termination. The Plan's assets were subsequently distributed to participants and beneficiaries in accordance with the Plan document and applicable provisions of the Internal Revenue Code.
 ADMINISTRATION OF PLAN ASSETS
The Plan is administered by Blue Ridge ESOP Associates. The Plan's assets, which consist principally of Company common shares, were held by Equiniti Trust Company, LLC (Equiniti) for the years ending March 31, 2026 and 2025. Equiniti invests interest, dividend income and makes distributions to participants at the direction of Blue Ridge ESOP Associates.

    Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Administrative expenses for Plan related fees are paid by the Company.